Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long Term Debt Tables
Schedule of Long-Term Debt

As of December 31, 2014 and 2013, long-term debt consists of:

	December 31, 2014	December 31, 2013
On October 26, 2011, the Company entered into a Unit Redemption Agreement with an individual (“seller”) to repurchase 2,000,000 Units of ownership representing an approximate 40% interest in the Company for $372,257. The agreement required a down payment of $10,000 and the balance of $362,257 in the form of a promissory note bearing interest at 6% per annum and is payable in equal monthly installments of $7,003, inclusive of interest.	$161,586	$233,571
Bridge note payable, bearing interest at 9% per annum, that matures of October 15, 2015	100,000	-
	261,586	233,571
Less current portion	176,645	72,024
	$84,941	$161,547